Employees and directors	12 Months Ended
Oct. 31, 2020
Employees and directors [Abstract]
Employees and directors
29 Employees and directors

Staff costs

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Staff costs
Wages and salaries	1,187.3	1,204.4	1,819.2
Redundancy and termination costs (non-exceptional)	1.0	0.5	2.1
Social security costs	97.5	93.6	159.0
Other pension costs	41.6	41.7	50.4
	1,327.4	1,340.2	2,030.7
Cost of employee share schemes (Share-based payments section below)	17.0	68.8	64.3
Total	1,344.4	1,409.0	2,095.0

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Pension costs comprise:
Defined benefit schemes	22	10.4	9.0	7.1
Defined contribution schemes	22	31.2	32.7	43.3
Total		41.6	41.7	50.4

Staff numbers

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Number	Number	Number
Average monthly number of people
(including executive directors) employed by the Group:

Continuing operations
Sales and distribution	5,066	5,413	5,860
Research and development	5,091	5,056	4,323
General and administration	1,937	1,991	1,378
	12,094	12,460	11,561

Discontinued operation
Sales and distribution	-	164	515
Research and development	-	170	629
General and administration	-	3	8
	-	337	1,152

Total
Sales and distribution	5,066	5,577	6,375
Research and development	5,091	5,226	4,952
General and administration	1,937	1,994	1,386
Total	12,094	12,797	12,713

Directors and key management

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Directors
Aggregate emoluments	4.1	3.7	14.6
Aggregate gains made on the exercise of share options	0.3	79.7	77.7
Company contributions to money purchase pension scheme	-	-	0.7
Total	4.4	83.4	93.0

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Key management compensation
Short-term employee benefits	12.4	9.5	25.9
Share based payments	2.2	25.3	44.5
Total	14.6	34.8	70.4

The key management figures above include the executive management team and directors. There are no post-employment benefits.

Share-based payments

The amount charged to the Consolidated statement of comprehensive income in respect of share-based payments was $17.0 million for the 12 months ended October 31, 2020 (2019: $71.3 million).

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Share-based compensation – IFRS 2 charge	18.3	62.0	70.9
Employer taxes	(1.3)	6.8	(6.6)
Continuing operations	17.0	68.8	64.3
Discontinued operation	-	2.5	-
Total	17.0	71.3	64.3

As at October 31, 2020, accumulated employer taxes of $0.6 million (2019: $1.9 million; 2018: $20.6 million) are included in trade and other payables and $nil (2019: $nil; 2018: $0.5 million) is included in other non-current liabilities.

The Group has various share-based plans details of which are provided below.

a)	Incentive Plan 2005
The Micro Focus International plc Incentive Plan 2005 (“LTIP”) permits the granting of share awards to executive directors and selected employees on a discretionary basis. Awards can be granted as conditional awards of shares or as nil-cost options.

	12 months ended October 31, 2020		12 months ended October 31, 2019
	Number of awards	Weighted average exercise price of awards	Number of awards	Weighted average exercise price of awards
	‘000	pence	‘000	pence
Outstanding at November 1	9,227	6	5,620	14
Exercised	(734)	1	(3,410)	17
Forfeited/lapsed	(2,100)	22	(545)	27
Granted	7,829	-	7,562	-
Outstanding at October 31	14,222	-	9,227	6
Exercisable at October 31	938	4	1,416	34

The weighted average share price for awards on the date of exercise was 526 pence for the 12 months ended October 31, 2020 (2019: 1,707 pence).

The amount charged to the Consolidated statement of comprehensive income in respect of the LTIP scheme was $9.3 million for the 12 months ended October 31, 2020 (2019: $31.1 million). In addition to this $1.3 million (2019: $8.5 million charge) was credited to the Consolidated statement of comprehensive income in respect of National Insurance on these share awards.

	October 31, 2020			October 31, 2019
	Weighted average exercise price	Number of awards	Weighted average remaining contractual life	Weighted average exercise price	Number of awards	Weighted average remaining contractual life
Range of exercise prices	pence	‘000	years	pence	‘000	years
£0.10 or less	-	14,104	17.2	1	8,982	3.4
£0.11 – £1.00	13	118	2.8	13	137	3.7
£1.01 – £2.00	-	-	-	-	-	-
£2.01 – £3.00	-	-	-	-	-	-
£3.01 - £4.00	-	-	-	-	-	-
More than £4.00	-	-	-	402	108	0.7
	-	14,222	17.1	6	9,227	3.4

Unvested awards granted are subject to the following vesting conditions of either:

Performance criteria	Unvested options Number ‘000	Description
Free cash flow/ Relative TSR growth	4,601	Awards made with a free cash flow target and relative TSR target over a three-year period.

Continued employment	3,528	Awards under a continuing employment criteria over a two or three-year period.

Adjusted EBITDA growth	2,609	Awards made with Adjusted EBITDA growth targets over a two-year period.

Cumulative Earnings per share (“EPS”) growth	1,862
EPS for these awards is defined as Diluted Adjusted EPS. Where the cumulative EPS growth over a three or four-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.

Other	684	Various other vesting conditions
	13,284

The weighted average fair value of awards granted during the 12 months ended October 31, 2020 determined using the Black-Scholes valuation model was £2.01 (2019: £14.54). The significant inputs into the model for the 12 months ended October 31, 2020 were:

	12 months ended October 31, 2020	12 months ended October 31, 2019
Weighted average share price at the grant date	£2.50	£16.44
Expected volatility	72.85%	between 48.91% and 49.68%
Expected dividend yield	23.76%	between 4.78% and 5.87%
Expected option life	2 years	0.76 to four years
Annual risk-free interest rate	0.17%	between 0.49% and 1.38%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

The fair value of awards granted in the 12 months ended October 31, 2020, as determined using the Monte Carlo simulation was $2.67 and the fair value of awards granted using the share price at the date of grant was $4.65.

b)	Additional Share grants

	12 months ended October 31, 2020				12 months ended October 31, 2019
	Number of Options				Number of Options
	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price
	‘000	‘000	‘000	pence	‘000	‘000	‘000	pence

Outstanding at November 1	461	3,215	3,676	-	3,062	7,427	10,489	-
Granted	-	-	-	-	-	458	458	-
Exercised	(15)	-	(15)	-	(2,601)	-	(2,601)	-
Surrendered	-	(2,385)	(2,385)	-	-	-	-	-
Lapsed	-	(830)	(830)	-	-	(4,670)	(4,670)	-
Outstanding at October 31	446	-	446	-	461	3,215	3,676	-
Exercisable at October 31	446	-	446	-	461	-	461	-

Additional Share Grants – The Attachmate Group (“TAG”) acquisition
The Remuneration Committee awarded Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of The Attachmate Group, which completed on November 20, 2014. These TAG ASG options vested in full.

As at October 31, 2020, 445,917 (2019: 460,917) of these options were vested but not yet exercised.

Additional Share Grants – The HPE Software business acquisition
The Remuneration Committee awarded a number of Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of the HPE Software business, which completed on September 1, 2017.

2,385,000 awards were surrendered by the Executive Directors in the year. The remaining HPE ASG awards lapsed in full on July 7, 2020 due to the performance conditions not being met.

The amount charged to the Consolidated statement of comprehensive income in respect of the ASGs was $3.9 million for the 12 months ended October 31, 2020 (2019: $30.6 million). In addition to this $nil (2019: $1.7 million charge) was credited to the consolidated statement of comprehensive income in respect of National Insurance on these share options in the 12 months ended October 31, 2020.

	October 31, 2020			October 31, 2019
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)

£0.00	-	446	4.1	-	3,676	7.3
	-	446	4.1	-	3,676	7.3

c) Sharesave and Employee Stock Purchase Plan 2006
In August 2006, the Company introduced the Micro Focus Employee Stock Purchase Plan 2006 and the Micro Focus Sharesave Plan 2006, approved by members on 25 July 2006. The Group operates two all-employee plans are the Micro Focus Sharesave Plan 2006 (“Sharesave”) for UK and Ireland based employees and the Micro Focus Employee Stock Purchase Plan 2006 (“ESPP”) for employees in all other locations. The Sharesave and ESPP provide for an annual award of options at a discount to the market price and are open to all eligible Group employees. Under these plans employees make monthly savings over a period (Sharesave three years, ESPP two years) linked to the grant of an option with an option price which can be at a discount (for Sharesave this can be up to 20% of the market value of the shares on grant and for ESPP, this can be up to 15% of the market value of the shares on grant or maturity, whichever is lower). The option grants are subject to employment conditions and continuous savings.

Further Sharesave and ESPP grants were made during the 12 months to October 31, 2020.

Sharesave

	12 months ended October 31, 2020		12 months ended October 31, 2019
	Number	Weighted	Number	Weighted
	of	average	of	average
	options	exercise price	options	exercise price
	‘000	pence	‘000	pence
Outstanding at November 1	438	1,221	496	1,185
Exercised	-	1,023	(81)	1,171
Forfeited	(912)	855	(102)	1,297
Granted	2,409	338	125	1,374
Outstanding at October 31	1,935	293	438	1,221
Exercisable at October 31	-	-	62	1,461

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
8	February 23, 2018	1,720.0	April 1, 2021 – September 30, 2021
1	February 23, 2018	1,963.0	April 1, 2021 – September 30, 2021
33	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
1	August 3, 2018	1,159.0	October 1, 2021 – March 31, 2022
10	March 7, 2019	1,344.0	April 1, 2022 – September 30, 2022
1	March 7, 2019	1,533.0	April 1, 2022 – September 30, 2022
2	August 5, 2019	1,411.0	October 1, 2021 – March 31, 2023
7	August 5, 2019	1,574.3	October 1, 2021 – August 4, 2022
83	March 5, 2020	617.7	April 1, 2023 – September 30, 2023
8	March 5, 2020	728.2	April 1, 2023 – September 30, 2023
1,680	August 21, 2020	241.3	October 1, 2023 – March 31, 2024
101	August 21, 2020	241.1	October 1, 2023 – March 31, 2024
1,935

 c) Sharesave and Employee Stock Purchase Plan 2006

ESPP
	12 months ended October 31, 2020		12 months ended October 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	‘000	‘000	pence
Outstanding at November 1	1,192	1,182	800	1,047
Exercised	(1,472)	1,027	(17)	1,114
Forfeited	(423)	1,082	(44)	1,440
Granted	2,958	660	453	1,444
Outstanding at October 31	2,255	617	1,192	1,182
Exercisable at October 31	-	-	-	-

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
244	March 1, 2019	1,428.0	March 1, 2021 – May 31, 2021
209	October 1, 2019	1,462.8	October 1, 2021 – December 31, 2021
689	March 1, 2020	635.9	March 1, 2022 – May 31, 2022
1,113	October 1, 2020	270.2	October 1, 2022 – December 31, 2022
2,255

The amount charged to the Consolidated statement of comprehensive income in respect of the Sharesave and ESPP was $5.1 million for the 12 months ended October 31, 2020 (2019: $2.8 million).

The weighted average fair value of options granted under Sharesave and ESPP during the 12 months ended October 31, 2020 determined using the Black-Scholes valuation model was £1.27 (2019: £5.93).

The significant inputs into the model for the 12 months ended October 31, 2020 were:

	12 months ended October 31, 2020	12 months ended October 31, 2019
Weighted average share price at the grant date	£4.38	£17.56
Expected volatility	between 57.72% and 72.37%	between 49.06% and 49.68%
Expected dividend yield	between 8.22% and 16.11%	between 4.63% and 5.87%
Expected option life	two or three years	two or three years
Annual risk-free interest rate	between 0.20% and 0.52%	between 0.49% and 1.16%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.